INCOME TAXES - Geographic Components of Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Canada	CAD 304	CAD (623)	CAD 1,146
Foreign	618	(482)	1,678
Income/(Loss) before Income Taxes	CAD 922	CAD (1,105)	CAD 2,824